Organization and Basis of Presentation - Summary of Hotels Owned, Franchised, and Number of Associated Rooms (Parenthetical) (Detail) - Hotel		3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Number of hotels held for sale	13	24	5	13